FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT AND MARKETABLE SECURITIES
NOTE 4   FAIR VALUE MEASUREMENT AND MARKETABLE SECURITIES
Fair value measurement
The Company measures its investments in money market funds classified as cash equivalents and marketable debt securities at fair value on a recurring basis.
U.S. Government debt securities and money market funds are classified as Level 1. The Company’s corporate debt marketable securities are traded in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Accordingly, these assets categorized as Level 2.
The Company’s financial assets measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2015 and 2014:
	As of December 31, 2015
	U.S. dollars in thousands
	Level 1	Level 2	Total
Cash equivalent – Money market funds	1,986	—	1,986
U.S. government treasuries	10,874	—	10,874
Corporate debt securities	—	309,502	309,502
	12,860	309,502	322,362

	As of December 31, 2014
	U.S. dollars in thousands
	Level 1	Level 2	Total
U.S. government treasuries	5,793	—	5,793
Corporate debt securities (revised from Level 1 classification in the Company’s 2014 annual report to level 2 classification)	—	27,102	27,102
	5,793	27,102	32,895

Short term deposits included in cash and cash equivalents were $27,601 thousand and $192,456 thousand, as of December 31, 2015 and 2014, respectively.
The carrying amount of cash and cash equivalents, restricted short-term bank deposits, trade accounts receivable and accounts payable, approximate fair value because of their generally short maturities.
Marketable securities
As of December 31, 2015 and 2014, the Company held government and corporate debt securities. The adjusted cost, aggregate fair value and gross unrealized gains and losses by major security types were as follows:
	As of December 31, 2015
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Aggregate fair value
	U.S. dollars in thousands
U.S. government treasuries	10,898	1	25	10,874
Corporate debt securities	311,253	38	1,789	309,502
	322,151	39	1,814	320,376

	As of December 31, 2014
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Aggregate fair value
	U.S. dollars in thousands
U.S. government treasuries	5,794	12	13	5,793
Corporate debentures	27,282	56	236	27,102
	33,076	68	249	32,895

The aggregated fair value of investments with unrealized losses as of December 31, 2015 and 2014 was $307,990 thousands and $19,529 thousands, respectively. The gross unrealized losses of investments that were in an unrealized loss position for longer than 12 months as of      December 31, 2015 and 2014 was $69 thousands and $205 thousands, respectively.
During the years ended December 31, 2015 and 2013 no other-than-temporary impairments were recognized by the Company. During the year ended December 31, 2014 the Company recognized other-than-temporary impairment of  $152 thousands, related to debt securities.
Contractual maturities of investments in available-for-sale debt securities were as follows:
Fair Value as of December 31, 2015
Due in 1 year	59,394
Due in 2 years	91,748
Due in 3 years	143,854
Due in 4 years	25,380
Due after 4 years	—
320,376